FAIR VALUE GAINS (LOSSES), NET (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of fair value measurement of assets [abstract]
Schedule of fair value gains (losses)
The components of fair value gains (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Commercial properties	$284	$439	$1,115	$883
Commercial developments	40	100	104	129
Incentive fees(1)	(4)	(7)	(36)	(7)
Financial instruments and other(2)	(297)	(34)	110	133
Total fair values gains, net	$23	$498	$1,293	$1,138
(1)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(2)For the three and six months ended June 30, 2022, primarily includes a gain on a student housing portfolio in held for sale and fair value gains on financial instruments.